2. Summary of Significant Accounting Policies: Principles of Consolidation (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Single Touch Systems Inc. and its wholly- owned subsidiaries, Single Touch Interactive, Inc., and Single Touch Interactive R&D IP, Inc. (formed in Nevada on October 8, 2012). Intercompany transactions and balances have been eliminated in consolidation.